CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Product	$ 207	$ 388	$ 1,145	$ 2,596
Maintenance	649	733	2,806	2,878
Total	856	1,121	3,951	5,474
Cost of revenues:
Product	44	83	227	459
Maintenance	193	239	975	935
Gross profit	619	799	2,749	4,080
Operating expenses:
General and administrative	898	944	3,430	2,327
Sales and marketing	475	394	1,830	1,404
Research and development	920	734	3,180	2,664
Depreciation and amortization	23	12	69	28
Total	2,316	2,084	8,509	6,423
Loss from operations	(1,697)	(1,285)	(5,760)	(2,343)
Interest expense, net	1	4	18	4,851
Change in fair value of derivative liabilities	1,176	7,536	4,712	(3,970)
Other income	(104)	(235)	(322)	(25)
Loss before income taxes	(2,770)	(8,590)	(10,168)	(3,199)
Income tax expense	3		22	(19)
Net loss	(2,773)	(8,590)	(10,190)	(3,180)
Preferred dividends	(13)	(13)	(51)	(383)
Net loss available to common shareholders	$ (2,786)	$ (8,603)	$ (10,241)	$ (3,563)
Basic and diluted loss per common share - see Note 3:
Net loss	$ (0.04)	$ (0.13)	$ (0.14)	$ (0.12)
Preferred dividends	$ 0.00	$ 0.00		$ (0.01)
Basic and diluted loss per share available to common shareholders	$ (0.04)	$ (0.13)	$ (0.14)	$ (0.13)
Basic and diluted weighted-average shares	76,846,563	67,988,916	70,894,916	27,316,475